     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2004.


                                       REGISTRATION NOS. 333-98283 AND 811-21176
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 2                      [X]


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]


                                AMENDMENT NO. 3                              [X]


                            ------------------------

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

                            222 BROADWAY, 14TH FLOOR
                            NEW YORK, NEW YORK 10038
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 333-6524
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

     It is proposed that this filing will become effective (check appropriate space):


          [X] immediately upon filing pursuant to paragraph (b) of Rule 485



          [ ] on __________ pursuant to paragraph (b) of Rule 485

                     (date)

          [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          [ ] on __________ pursuant to paragraph (a)(1) of Rule 485
                    (date)

     If appropriate, check the following box:

          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-13
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated May 1, 2004 for the Contracts, as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-98283) filed on April 27, 2004.

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2004, AS REVISED ON MAY 19, 2004


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                     HOME OFFICE: 222 BROADWAY, 14TH FLOOR
                               NEW YORK, NY 10038
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.

This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
  Selling the Contract......................................    3
  Financial Statements......................................    3
  Administrative Services Arrangements......................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
  Money Market Yield........................................    3
  Other Subaccount Yields...................................    4
  Total Returns.............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT D........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency Inc.

For the year ended December 31, 2003, Distributor received $1,002,392 in connection with the sale of the Contracts. Distributor did not receive any payments or commissions in connection with the sale of the Contracts in prior years. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.

FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the year ended December 31, 2003, ML of New York paid administrative service fees of $3.4 million. ML of New York did not pay any administrative service fees in connection with the Separate Account or the Contracts in prior years.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Merrill Lynch Ready Assets Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used based on average contract size and withdrawals. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Merrill Lynch Ready Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Merrill Lynch Ready Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period based on average contract size and withdrawals. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month

Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding three years. A surrender charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee (but not the GMIB Fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge for any period of seven years or less. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used based on average contract size and withdrawals. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns for periods prior to the date a subaccount commenced operations. This performance information for the subaccounts is calculated in exactly the same way as average annual total returns described above based on the assumption that the subaccounts had been in existence and had invested in the corresponding underlying Funds for the same period that the corresponding Funds had been in operation, with the level of Contract charges currently in effect.

The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

                                                                 FUND               SUBACCOUNT
FUND                                                        INCEPTION DATE        INCEPTION DATE
----                                                      ------------------      --------------
Merrill Lynch Basic Value Fund, Inc. (Class A)            October 21, 1994        July 1, 2003
Merrill Lynch Core Bond Portfolio (Class A)               October 21, 1994        July 1, 2003
Merrill Lynch Fundamental Growth Fund, Inc. (Class A)     December 24, 1992       July 1, 2003
Merrill Lynch Global Allocation Fund, Inc. (Class A)      October 21, 1994        July 1, 2003
Merrill Lynch S&P 500 Index Fund (Class A)                April 3, 1997           July 1, 2003
Merrill Lynch Small Cap Value Fund (Class A)              October 21, 1994        July 1, 2003
Merrill Lynch US Govt. Mortgage Fund (Class A)            September 28, 1984      July 1, 2003
AIM Constellation Fund (Class A)                          April 30, 1976          July 1, 2003
AIM Premier Equity Fund (Class A)                         May 1, 1984             July 1, 2003
AllianceBernstein Growth and Income Fund (Class A)        July 1, 1932            July 1, 2003
AllianceBernstein Premier Growth Fund (Class A)           September 28, 1992      July 1, 2003
American Century Equity Income Fund (Advisor Class)       March 7, 1997           July 1, 2003
The Bond Fund of America, Inc. (Class A)                  May 28, 1974            July 1, 2003
The Growth Fund of America, Inc. (Class A)                December 1, 1973        July 1, 2003
The Income Fund of America, Inc. (Class A)                December 1, 1973        July 1, 2003
The Investment Company of America (Class A)               January 1, 1934         July 1, 2003
Davis New York Venture Fund (Class A)                     February 17, 1969       July 1, 2003
Delaware Trend Fund (Class A)                             October 3, 1968         July 1, 2003
Fidelity Advisor Equity Growth Fund (Class A)*            November 22, 1983       July 1, 2003
Fidelity Advisor Mid Cap Fund (Class A)*                  February 20, 1996       July 1, 2003
Fidelity Advisor Overseas Fund (Class A)*                 April 23, 1990          July 1, 2003

                                                                 FUND               SUBACCOUNT
FUND                                                        INCEPTION DATE        INCEPTION DATE
----                                                      ------------------      --------------
Lord Abbett Bond-Debenture Fund, Inc. (Class A)           April 1, 1971           July 1, 2003
Lord Abbett Mid Cap Value Fund, Inc. (Class A)            June 28, 1983           July 1, 2003
MFS Core Growth Fund (Class A)                            January 2, 1996         July 1, 2003
MFS Research International Fund (Class A)                 January 2, 1997         July 1, 2003
MFS Mid Cap Growth Fund (Class A)                         December 1, 1993        July 1, 2003
Oppenheimer Global Fund (Class A)                         December 22, 1969       July 1, 2003
Oppenheimer Main Street Fund (Class A)                    February 3, 1988        July 1, 2003
Oppenheimer Quest Opportunity Value Fund (Class A)        January 3, 1989         July 1, 2003
PIMCO PEA Renaissance Fund (Class A)**                    April 18, 1988          July 1, 2003
PIMCO NFJ Small Cap Value Fund (Class A)***               October 1, 1991         July 1, 2003
PIMCO Total Return Fund (Class A)****                     May 11, 1987            July 1, 2003
Putnam Fund For Growth and Income (Class A)               November 6, 1957        July 1, 2003
Putnam International Equity Fund (Class A)                February 28, 1991       July 1, 2003
Putnam Voyager Fund (Class A)                             April 1, 1969           July 1, 2003
Seligman Small-Cap Value Fund (Class A)                   April 25, 1997          July 1, 2003
Templeton Foreign Fund (Class A)                          October 5, 1982         July 1, 2003
Templeton Growth Fund, Inc. (Class A)                     November 29, 1954       July 1, 2003
Van Kampen Comstock Fund (Class A)                        October 7, 1968         July 1, 2003
Van Kampen Equity and Income Fund (Class A)               August 3, 1960          July 1, 2003
Van Kampen Aggressive Growth Fund (Class A)               May 29, 1996            July 1, 2003

---------------
   * Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

  ** Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.

 *** Because Class A shares were first available on January 1, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

**** Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account D (commenced operations July 1, 2003), comprised of divisions investing in the Ready Assets Trust, Basic Value Fund, Core Bond Portfolio, Fundamental Growth Fund, Global Allocation Fund, S&P 500 Index Fund, Small Cap Value Fund, U.S. Government Mortgage Fund, AIM Constellation Fund, AIM Premier Equity Fund, AllianceBernstein Growth & Income Fund, AllianceBernstein Premier Growth Fund, Equity Income Fund, Bond Fund Of America, Growth Fund of America, Income Fund of America, Investment Company of America, Davis NY Venture Fund, Delaware Trend Fund, Advisor Equity Growth Fund, Advisor Mid Cap Fund, Advisor Overseas Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Mid-Cap Value Fund, MFS Core Growth Fund, MFS Research International Fund, MFS Mid Cap Growth Fund, Oppenheimer Global Fund, Main Street Fund, Oppenheimer Quest Opportunity Value Fund, PIMCO Renaissance Fund, PIMCO Small Cap Value Fund, PIMCO Total Return Fund, Putnam Fund for Growth & Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Small-Cap Value Fund, Foreign Fund, Templeton Growth Fund, Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, and Van Kampen Equity & Income Fund (collectively, the "Divisions"),as of December 31, 2003 and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Ready Assets Trust (Note 1):
    Ready Assets Trust, 3,064 shares
      (Cost $3,064)                                                 $             3,064  $                    $

  Investment in Merrill Lynch Basic Value Fund, Inc. (Note 1):
    Basic Value Fund, 8 shares
      (Cost $238)                                                                                        257

  Investment in Merrill Lynch Bond Fund, Inc. (Note 1):
    Core Bond Portfolio, 27 shares
      (Cost $317)                                                                                                            320
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             3,064  $               257  $              320
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             3,064  $               257  $              320
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Fundamental Growth Fund, Inc. (Note 1):
    Fundamental Growth Fund, 20 shares
      (Cost $315)                                                   $               327  $                    $

  Investment in Merrill Lynch Global Allocation Fund, Inc. (Note 1):
    Global Allocation Fund, 86 shares
      (Cost $1,255)                                                                                    1,291

  Investment in Merrill Lynch Index Funds, Inc. (Note 1):
    S&P 500 Index Fund, 128 shares
      (Cost $1,632)                                                                                                        1,738
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               327  $             1,291  $            1,738
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               327  $             1,291  $            1,738
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Small                 U.S.
                                                                             Cap               Government              AIM
                                                                            Value               Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Small Cap Value Fund, Inc. (Note 1):
    Small Cap Value Fund, 22 shares
      (Cost $515)                                                   $               556  $                    $

  Investment in Merrill Lynch U.S. Government Mortgage Fund (Note 1):
    U.S. Government Mortgage Fund, 96 shares
      (Cost $978)                                                                                        982

  Investment in AIM Equity Funds (Note 1):
    AIM Constellation Fund, 3 shares
      (Cost $53)                                                                                                              59
                                                                      ------------------ -------------------- -------------------
Total Assets                                                        $               556  $               982  $               59
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               556  $               982  $               59
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &             Premier
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in AIM Funds Group (Note 1):
    AIM Premier Equity Fund,  5 shares
      (Cost $44)                                                    $                47  $                    $

  Investment in AllianceBernstein Growth and Income Fund, Inc. (Note 1):
    AllianceBernstein Growth & Income Fund, 28 shares
      (Cost $88)                                                                                          96

  Investment in AllianceBernstein Premier Growth Fund, Inc. (Note 1):
    AllianceBernstein Premier Growth Fund, 2 shares
      (Cost $33)                                                                                                              36
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $                47  $                96  $               36
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $                47  $                96  $               36
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in American Century Capital Portfolios, Inc. (Note 1):
    Equity Income Fund, 114 shares
      (Cost $845)                                                   $               886  $                    $

  Investments in The American Funds (Note 1):
    Bond Fund of America, 53 shares
      (Cost $703)                                                                                        718
    Growth Fund of America, 100 shares
      (Cost $2,284)                                                                                                        2,457
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               886  $               718  $            2,457
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               886  $               718  $            2,457
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of             Company of            Venture
                                                                           America              America               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in The American Funds (Note 1):
    Income Fund of America, 78 shares
      (Cost $1,253)                                                 $             1,346  $                    $
    Investment Company of America, 54 shares
      (Cost $1,453)                                                                                    1,562

  Investment in Davis New York Venture Fund, Inc. (Note 1):
    Davis NY Venture Fund, 31 shares
      (Cost $804)                                                                                                            857
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             1,346  $             1,562  $              857
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             1,346  $             1,562  $              857
                                                                    ==================== ==================== ===================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity                Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Delaware Group Equity Funds III (Note 1):
    Delaware Trend Fund, 11 shares
      (Cost $190)                                                   $               203  $                    $

  Investments in Fidelity Advisor Series I (Note 1):
    Advisor Equity Growth Fund, 3 shares
      (Cost $141)                                                                                        151
    Advisor Mid Cap Fund, 19 shares
      (Cost $375)                                                                                                            415
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               203  $               151  $              415
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               203  $               151  $              415
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Fidelity Advisor Series VIII (Note 1):
    Advisor Overseas Fund, 5 shares
      (Cost $79)                                                    $                85  $                    $

  Investment in Lord Abbett Bond-Debenture Fund, Inc. (Note 1):
    Lord Abbett Bond-Debenture Fund, 38 shares
      (Cost $295)                                                                                        306

  Investment in Lord Abbett Mid-Cap Value Fund, Inc. (Note 1):
    Lord Abbett Mid-Cap Value Fund, 37 shares
      (Cost $660)                                                                                                            700
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $                85                  306  $              700
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $                85  $               306  $              700
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in MFS Series Trust I (Note 1):
    MFS Core Growth Fund, 9 shares
      (Cost $133)                                                   $               138  $                    $
    MFS Research International Fund, 1 share
      (Cost $15)                                                                                          16

  Investment in MFS Series Trust IV (Note 1):
    MFS Mid Cap Growth Fund, 25 shares
      (Cost $186)                                                                                                            193
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               138  $                16  $              193
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               138  $                16  $              193
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                  Fund             Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Oppenheimer Global Fund (Note 1):
    Oppenheimer Global Fund, 1 share
      (Cost $68)                                                    $                76  $                    $

  Investment in Oppenheimer Main Street Funds (Note 1):
    Main Street Fund, 5 shares
      (Cost $150)                                                                                        156

  Investment in Oppenheimer Quest for Value Funds (Note 1):
    Oppenheimer Quest Opportunity Value Fund, 1 shares
      (Cost $29)                                                                                                              29
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $                76  $               156  $               29
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $                76  $               156  $               29
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in PIMCO Funds Multi-Manager Series (Note 1):
    PIMCO Renaissance Fund, 29 shares
      (Cost $598)                                                   $               673  $                    $
    PIMCO Small Cap Value Fund, 22 shares
      (Cost $515)                                                                                        541

  Investment in PIMCO Funds Pacific Investment Management Series (Note 1):
    PIMCO Total Return Fund, 154 shares
      (Cost $1,652)                                                                                                        1,649
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               673  $               541  $            1,649
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               673  $               541  $            1,649
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in The Putnam Fund for Growth and Income (Note 1):
    Putnam Fund for Growth & Income, 2 shares
      (Cost $26)                                                    $                28  $                    $

  Investment in Putnam International Equity Fund (Note 1):
    Putnam International Equity Fund, 4 shares
      (Cost $76)                                                                                          83

  Investment in Putnam Voyager Fund (Note 1):
    Putnam Voyager Fund, 0 shares
      (Cost $0)                                                                                                                0
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $                28  $                83  $                0
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $                28  $                83  $                0
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Seligman Value Fund Series, Inc. (Note 1):
    Seligman Small-Cap Value Fund, 21 shares
      (Cost $287)                                                   $               305  $                    $

  Investment in Templeton Funds, Inc. (Note 1):
    Foreign Fund, 83 shares
      (Cost $836)                                                                                        886

  Investment in Templeton Growth Fund, Inc. (Note 1):
    Templeton Growth Fund, 7 shares
      (Cost $132)                                                                                                            142
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               305  $               886  $              142
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               305  $               886  $              142
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Van Kampen Equity Trust (Note 1):
    Van Kampen Aggressive Growth Fund, 17 shares
      (Cost $208)                                                   $               213  $                    $

  Investment in Van Kampen Comstock Fund (Note 1):
    Van Kampen Comstock Fund, 10 shares
      (Cost $150)                                                                                        161

  Investment in Van Kampen Equity and Income Fund (Note 1):
    Van Kampen Equity & Income Fund, 47 shares
      (Cost $350)                                                                                                            373
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               213  $               161  $              373
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               213  $               161  $              373
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 5  $                 1  $                2
 Asset-Based Insurance Charges (Note 6)                                             (12)                  (1)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (7)                   0                   1
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    2                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   19                   3
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             0                   21                   4
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (7)                  21                   5
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          22,554                    1                   2
 Contract Owner Withdrawals                                                           0                   (1)                  0
 Net Transfers In (Out) (Note 3)                                                (19,482)                 236                 313
 Contract Charges (Note 6)                                                           (1)                   0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                           3,071                  236                 315
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      3,064                  257                 320
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             3,064  $               257  $              320
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                12  $               14
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                  10                  10
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          1                    2                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     12                   36                 106
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            13                   38                 106
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12                   48                 116
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               6                    2                   1
 Contract Owner Withdrawals                                                          (2)                   0                   0
 Net Transfers In (Out) (Note 3)                                                    311                1,241               1,621
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             315                1,243               1,622
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        327                1,291               1,738
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               327  $             1,291  $            1,738
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Small                 U.S.
                                                                             Cap               Government              AIM
                                                                            Value               Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 9  $                0
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (3)                  0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                   6                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          1                    2                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     41                    4                   6
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            42                    6                   6
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           41                   12                   6
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                    1                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    511                  969                  53
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             515                  970                  53
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        556                  982                  59
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               556  $               982  $               59
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &             Premier
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      3                    8                   3
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             3                    8                   3
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                    8                   3
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    2                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                     44                   86                  33
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              44                   88                  33
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         47                   96                  36
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                47  $                96  $               36
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                13  $                 8  $                1
 Asset-Based Insurance Charges (Note 6)                                              (4)                  (2)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        9                    6                  (6)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                         28                    1                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     41                   15                 173
 Capital Gain Distributions (Note 2)                                                 15                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            84                   16                 179
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           93                   22                 173
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                   15                  31
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    792                  682               2,256
 Contract Charges (Note 6)                                                           (1)                  (1)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             793                  696               2,284
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        886                  718               2,457
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               886  $               718  $            2,457
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                15  $                 9  $                3
 Asset-Based Insurance Charges (Note 6)                                              (4)                  (4)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       11                    5                   2
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          3                    2                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     93                  109                  53
 Capital Gain Distributions (Note 2)                                                  0                   10                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            96                  121                  54
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          107                  126                  56
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              23                   33                  13
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                  1,217                1,404                 788
 Contract Charges (Note 6)                                                           (1)                  (1)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                           1,239                1,436                 801
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,346                1,562                 857
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,346  $             1,562  $              857
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity               Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                              (1)                   0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                   0                  (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     13                   10                  40
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            13                   10                  41
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12                   10                  40
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                    1                   4
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    180                  140                 371
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             191                  141                 375
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        203                  151                 415
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               203  $               151  $              415
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                 3  $                3
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        1                    2                   1
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          1                    1                   5
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      6                   11                  40
 Capital Gain Distributions (Note 2)                                                  0                    0                   7
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             7                   12                  52
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            8                   14                  53
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    5                  10
 Contract Owner Withdrawals                                                          (1)                   0                  (1)
 Net Transfers In (Out) (Note 3)                                                     78                  287                 638
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              77                  292                 647
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         85                  306                 700
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                85  $               306  $              700
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      5                    1                   7
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             5                    1                   7
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            5                    1                   7
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   3
 Contract Owner Withdrawals                                                           0                   (1)                  0
 Net Transfers In (Out) (Note 3)                                                    133                   16                 183
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             133                   15                 186
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        138                   16                 193
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               138  $                16  $              193
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer             Main                 Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                  0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                   11                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      8                    6                  (1)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             8                   17                  (1)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            8                   18                  (1)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   2
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                     68                  138                  28
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              68                  138                  30
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         76                  156                  29
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                76  $               156  $               29
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 8  $                8
 Asset-Based Insurance Charges (Note 6)                                              (2)                  (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (2)                   6                   4
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                         20                   33                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     75                   26                  (3)
 Capital Gain Distributions (Note 2)                                                  0                    7                  20
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            95                   66                  18
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           93                   72                  22
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   16                  15
 Contract Owner Withdrawals                                                           0                   (2)                  0
 Net Transfers In (Out) (Note 3)                                                    580                  455               1,613
 Contract Charges (Note 6)                                                            0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             580                  469               1,627
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        673                  541               1,649
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               673  $               541  $            1,649
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                    7                   0
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             2                    7                   0
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            2                    8                   0
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                    9                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                     25                   66                   0
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              26                   75                   0
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         28                   83                   0
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                28  $                83  $                0
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                1
 Asset-Based Insurance Charges (Note 6)                                               0                   (2)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                   (1)                  0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    2                   7
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     18                   50                  10
 Capital Gain Distributions (Note 2)                                                  0                    6                   2
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            18                   58                  19
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           18                   57                  19
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    6                   1
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    287                  824                 122
 Contract Charges (Note 6)                                                            0                   (1)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             287                  829                 123
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        305                  886                 142
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               305  $               886  $              142
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                3
 Asset-Based Insurance Charges (Note 6)                                               0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   2
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      5                   11                  23
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             5                   11                  24
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            5                   11                  26
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               3                    2                   8
 Contract Owner Withdrawals                                                           0                    0                  (1)
 Net Transfers In (Out) (Note 3)                                                    205                  148                 340
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             208                  150                 347
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        213                  161                 373
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               213  $               161  $              373
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   ML of New York Variable Annuity Separate Account D ("Separate Account D"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account D is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-two investment divisions that support one annuity contract - IRA Annuity. ML of New York commenced sales of IRA Annuity contracts on July 1, 2003. The investment divisions are as follows:

   - Merrill Lynch Ready Assets Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Ready Assets Trust ("Ready Assets").The investment advisor to Ready Assets is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Basic Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Basic Value Fund, Inc. ("Basic Value"). The investment advisor to Basic Value is Fund Asset Management, L.P. ("FAM"), an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Bond Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of Merrill Lynch Bond Fund, Inc. ("Bond Fund"). The investment advisor to Bond Fund is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Fundamental Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Fundamental Growth Fund, Inc. ("Fundamental Growth"). The investment advisor to Fundamental Growth is MLIM, an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Global Allocation Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Global Allocation Fund, Inc. ("Global Allocation"). The investment advisor to Global Allocation is MLIM, an indirect subsidiary of Merrill Lynch & Co.


   - Merrill Lynch Index Funds, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Index Funds, Inc. ("Index Funds"). The investment advisor to Index Funds is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Small Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Small Cap Value Fund, Inc. ("Small Cap Value"). The investment advisor to Small Cap Value is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch U.S. Government Mortgage Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch U.S. Government Mortgage Fund, Inc.("Government Mortgage"). The investment advisor to Government Mortgage is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - AIM Equity Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Equity Funds ("AIM Equity"). The investment advisor AIM Equity is AIM Advisors, Inc.

   -  AIM  Funds  Group -  One  of the  investment divisions
      invests in the shares of a single mutual fund portfolio of the AIM Funds Group ("AIM Funds"). The investment advisor AIM Funds is AIM Advisors, Inc.

   - AllianceBernstein Growth and Income Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Growth and Income Fund, Inc. ("Growth & Income"). The Investment advisor to Growth & Income is AllianceBernstein Capital Management L.P.

   - AllianceBernstein Premier Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Premier Growth Fund, Inc. ("Premier Growth"). The investment advisor to Premier Growth is AllianceBernstein Capital Management L.P.

   - American Century Capital Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Capital Portfolios , Inc. (" Capital Portfolios "). The
      Investment advisor to Capital Portfolios is American Century Investment Management, Inc.


   - The American Funds - Four of the investment divisions each invest in the shares of a single mutual fund portfolio of The American Funds ("American"). The investment advisor to American is Capital Research and Management Company.

   - Davis New York Venture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis New York Venture Fund, Inc. ("Davis NY"). The investment advisor to Davis NY is Davis Selected Advisers, L.P.

   - Delaware Group Equity Funds III - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Delaware Group Equity Funds III ("Delaware"). The investment advisor to Delaware is Delaware Management Company.

   - Fidelity Advisor Series I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of Fidelity Advisor Series I ("Fidelity I"). The investment advisor to Fidelity I is Fidelity Management & Research Company.

   - Fidelity Advisor Series VIII - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Fidelity Advisor Series VIII ("Fidelity VIII"). The investment advisor to Fidelity VIII is Fidelity Management & Research Company.

   - Lord Abbett Bond-Debenture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Bond-Debenture Fund, Inc.("Bond-Debenture"). The investment advisor to Bond-Debenture is Lord, Abbett & Co. LLC.

   - Lord Abbett Mid-Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Mid-Cap Value Fund, Inc.("Mid-Cap Value"). The investment advisor to Mid-Cap Value is Lord, Abbett & Co. LLC.

   - MFS Series Trust I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Series Trust I ("Trust I"). The investment advisor to Trust I is Massachusetts Financial Services Company.

   - MFS Series Trust IV - One of the investment divisions invests in the shares of a single mutual fund portfolio of the MFS Series Trust IV ("Trust IV"). The investment advisor to Trust IV is Massachusetts Financial Services Company.

   - Oppenheimer Global Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Global Fund ("Oppenheimer Global"). The investment advisor to Oppenheimer Global is OppenheimerFunds, Inc.


   - Oppenheimer Main Street Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Main Street Funds ("Oppenheimer Main Street"). The investment advisor to Oppenheimer Main Street is OppenheimerFunds, Inc.

   - Oppenheimer Quest for Value Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Quest for Value Funds ("Oppenheimer Quest"). The investment Aadvisor to Oppenheimer Quest is OppenheimerFunds, Inc.

   - PIMCO Funds Multi-Manager Series - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the PIMCO Funds Multi-Manager Series ("Multi - Manager Series"). The Investment advisor to Multi-Manager Series is PIMCO Advisors.

   - PIMCO Funds Pacific Investment Management Series - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Funds Pacific Investment Management Series ( "Pacific Investment" ). The investment advisor to Pacific Investment is PIMCO.

   - The Putnam Fund for Growth and Income - One of the investment divisions invests in the shares of a single mutual fund portfolio of The Putnam Fund for Growth and Income ("Putnam Growth"). The investment advisor to Putnam Growth is Putnam Investment Management LLC ("Putnam Management").

   - Putnam International Equity Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam International Equity Fund ("Putnam International"). The investment advisor to Putnam International is Putnam Management.

   - Putnam Voyager Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam Voyager Fund ( "Putnam Voyager"). The investment advisor to Putnam Voyager is Putnam Management.

   - Seligman Value Fund Series , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Value Fund Series, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Incorporated.


   - Templeton Funds,Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Funds, Inc. ("Templeton Funds"). The investment advisor to Templeton Funds is Templeton Global Advisors Limited ( "Templeton Advisors").

   - Templeton Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Growth Fund, Inc.
      ("Templeton Growth"). The investment advisor to Templeton Growth is Templeton Advisors.

   - Van Kampen Equity Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of Van Kampen Equity Trust ("Equity Trust"). The investment advisor to Equity Trust is Van Kampen Investment Advisory Corp.

   - Van Kampen Comstock Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Comstock Fund ("Comstock"). The investment advisor to Comstock is Van Kampen Asset Management Inc.

   - Van Kampen Equity and Income Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Equity and Income Fund ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management Inc.

   The assets of Separate Account D are registered in the name of ML of New York. The portion of Separate Account D's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits ("GMDB")) and other Contract benefits.


2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account D are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

3.   NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account D investment divisions.


4. PURCHASES AND SALES OF INVESTMENTS

The  cost of  purchases and  proceeds from sales of investments for the period  ended  December 31, 2003 were  as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  Ready Assets Trust                                                $            15,097  $            12,033
  Basic Value Fund                                                                  254                   18
  Core Bond Portfolio                                                               373                   57
  Fundamental Growth Fund                                                           332                   18
  Global Allocation Fund                                                          1,301                   48
  S&P 500 Index Fund                                                              1,645                   13
  Small Cap Value Fund                                                              519                    5
  U.S. Government Mortgage Fund                                                   1,228                  252
  AIM Constellation Fund                                                             53                    0
  AIM Premier Equity Fund                                                            44                    0
  AllianceBernstein Growth & Income Fund                                             89                    1
  AllianceBerstein Premier Growth Fund                                               33                    0
  Equity Income Fund                                                              1,314                  497
  Bond Fund of America                                                              778                   76
  Growth Fund of America                                                          2,434                  156
  Income Fund of America                                                          1,295                   45
  Investment Company of America                                                   1,477                   26
  Davis NY Venture Fund                                                             813                   10
  Delaware Trend Fund                                                               190                    0
  Advisor Equity Growth Fund                                                        141                    0
  Advisor Mid Cap Fund                                                              382                    8
  Advisor Overseas Fund                                                              91                   13
  Lord Abbett Bond-Debenture Fund                                                   306                   12
  Lord Abbett Mid-Cap Value Fund                                                    752                   97
  MFS Core Growth Fund                                                              133                    0
  MFS Research International Fund                                                    15                    0
  MFS Mid Cap Growth Fund                                                           186                    0
  Oppenheimer Global Fund                                                            70                    2
  Main Street Fund                                                                  282                  143
  Oppenheimer Quest Opportunity Value Fund                                           29                    0
  PIMCO Renaissance Fund                                                            697                  119
  PIMCO Small Cap Value Fund                                                        781                  299
  PIMCO Total Return Fund                                                         1,699                   48
  Putnam Fund for Growth & Income                                                    26                    0
  Putnam International Equity Fund                                                   81                    5
  Putnam Voyager Fund                                                                 0                    0
  Seligman Small-Cap Value Fund                                                     287                    0
  Foreign Fund                                                                      877                   43
  Templeton Growth Fund                                                             205                   80
  Van Kampen Aggressive Growth Fund                                                 208                    0
  Van Kampen Comstock Fund                                                          151                    1
  Van Kampen Equity & Income Fund                                                   368                   19
                                                                    -------------------- --------------------
                                                                    $            37,036  $            14,144
                                                                    ==================== ====================


5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents  the dividends, excluding the distributions of capital gains,  received by the investment division from the underlying  mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude those  expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The recognition of  investment income by the investment division is  affected by the timing of the  declaration of dividends by the  underlying fund in which  the investment divisions  invest. The expense  ratio represents the annualized contract  expenses of  the separate  account,  consisting  primarily of  mortality  and expense charges, for  each  period indicated. The ratios include  only those expenses that result in a direct reduction to unit values. Charges made directly to contract  owner accounts through the  redemption of units and expenses  of the underlying fund are  excluded. The total return amounts include  changes in the value of the  underlying mutual fund, which includes expenses assessed through  the reduction of unit  values. The ratio does  not include any expenses  assessed through  the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Ready Assets Trust
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              308  $         9.93 $        3,064          0.54%         1.30%        -0.41%

Basic Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               18  $        14.39 $          257          1.30%         1.30%        18.55%

Core Bond Portfolio
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               30  $        10.52 $          320          2.60%         1.30%        -0.10%

Fundamental Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               26  $        12.53 $          327          0.00%         1.30%        16.79%



5. UNIT VALUES (Continued)

Global Allocation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------

                   2003                               87  $        14.76 $        1,291          7.80%         1.30%        16.21%
S&P 500 Index Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              131  $        13.31 $        1,738          4.55%         1.30%        13.15%

Small Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               36  $        15.63 $          556          0.00%         1.30%        22.07%

U.S. Government Mortgage Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               96  $        10.19 $          982          3.90%         1.30%         0.33%

AIM Constellation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                5  $        13.09 $           59          0.00%         1.30%        14.61%



5. UNIT VALUES (Continued)

AIM Premier Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                4  $        12.88 $           47          0.00%         1.30%        11.71%

AllianceBernstein Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                7  $        14.04 $           96          0.00%         1.30%        13.74%

AllianceBernstein Premier Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                3  $        12.09 $           36          0.00%         1.30%        10.61%

Equity Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               68  $        13.04 $          886          4.23%         1.30%        12.50%

Bond Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               61  $        11.77 $          718          5.20%         1.30%         2.58%



5. UNIT VALUES (Continued)

Growth Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              177  $        13.88 $        2,457          0.19%         1.30%        14.89%

Income Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              101  $        13.33 $        1,346          4.88%         1.30%        12.90%

Investment Company of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              117  $        13.35 $        1,562          2.93%         1.30%        14.17%

Davis NY Venture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               62  $        13.93 $          857          3.90%         1.30%        16.83%

Delaware Trend Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               14  $        14.58 $          203          0.00%         1.30%        15.06%



5. UNIT VALUES (Continued)

Advisor Equity Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               11  $        13.54 $          151          0.00%         1.30%        14.83%

Advisor Mid Cap Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               27  $        15.37 $          415          0.00%         1.30%        19.52%

Advisor Overseas Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                6  $        14.73 $           85          0.00%         1.30%        28.76%

Lord Abbett Bond-Debenture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               24  $        12.67 $          306          3.90%         1.30%         7.22%

Lord Abbett Mid-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               52  $        13.49 $          700          1.95%         1.30%        16.63%



5. UNIT VALUES (Continued)

MFS Core Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               12  $        11.82 $          138          0.00%         1.30%         6.96%

MFS Research International Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                1  $        13.62 $           16          0.00%         1.30%        23.74%

MFS Mid Cap Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               13  $        14.61 $          193          0.00%         1.30%        14.92%

Oppenheimer Global Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                5  $        14.49 $           76          0.00%         1.30%        27.09%

Main Street Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               12  $        12.87 $          156          2.60%         1.30%        13.32%



5. UNIT VALUES (Continued)

Oppenheimer Quest Opportunity Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                2  $        12.31 $           29          0.00%         1.30%        11.56%

PIMCO Renaissance Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               36  $        18.84 $          673          0.00%         1.30%        32.51%

PIMCO Small Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               39  $        13.90 $          541          5.20%         1.30%        17.06%

PIMCO Total Return Bond Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              155  $        10.67 $        1,649          2.60%         1.30%        -0.27%

Putnam Fund for Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                2  $        13.65 $           28          0.00%         1.30%        12.58%



5. UNIT VALUES (Continued)

Putnam International Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                7  $        13.45 $           83          0.00%         1.30%        19.96%

Putnam Voyager Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                                0  $        12.57 $            0          0.00%         1.30%        10.94%

Seligman Small-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               19  $        15.99 $          305          0.00%         1.30%        24.37%

Foreign Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               66  $        13.50 $          886          0.65%         1.30%        21.31%

Templeton Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               10  $        13.96 $          142          1.30%         1.30%        18.62%



5. UNIT VALUES (Continued)

Van Kampen Aggressive Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               16  $        13.16 $          213          0.00%         1.30%        14.88%

Van Kampen Comstock Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               11  $        14.62 $          161          0.00%         1.30%        14.37%

Van Kampen Equity & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               29  $        12.73 $          373          3.90%         1.30%        10.05%



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.30% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only  if the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $50,000
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 were as follows:



                                           Ready              Basic                              Fundamental           Global
                                           Assets             Value            Core Bond            Growth           Allocation
                                           Trust              Fund             Portfolio            Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                      1,517                 19                 35                 27                 91
     Redeemed                                   (1,209)                (1)                (5)                (1)                (4)
                                     ------------------ ------------------ ------------------ ------------------ ------------------
Outstanding at December 31, 2003                   308                 18                 30                 26                 87
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                              Small               U.S.                                  AIM
                                            S&P                Cap             Government            AIM              Premier
                                         500 Index            Value             Mortgage        Constellation          Equity
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                        132                 36                121                  5                  4
     Redeemed                                       (1)                 0                (25)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------
Outstanding at December 31, 2003                   131                 36                 96                  5                  4
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                     AllianceBernstein  AllianceBernstein
                                          Growth &           Premier             Equity              Bond              Growth
                                           Income             Growth             Income              Fund               Fund
                                           Fund               Fund                Fund            of America         of America
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                          7                  3                107                 67                189
     Redeemed                                        0                  0                (39)                (6)               (12)
                                     ------------------ ------------------ ------------------ ------------------ ------------------
Outstanding at December 31, 2003                     7                  3                 68                 61                177
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                                                 Davis                                Advisor
                                           Income          Investment             NY               Delaware            Equity
                                            Fund             Company            Venture             Trend              Growth
                                         of America         of America           Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                        104                119                 63                 14                 11
     Redeemed                                       (3)                (2)                (1)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------
Outstanding at December 31, 2003                   101                117                 62                 14                 11
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                                              Lord Abbett        Lord Abbett            MFS
                                        Advisor Mid          Advisor             Bond-             Mid-Cap              Core
                                            Cap              Overseas          Debenture            Value              Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                         28                  7                 25                 60                 12
     Redeemed                                       (1)                (1)                (1)                (8)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------
Outstanding at December 31, 2003                    27                  6                 24                 52                 12
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                            MFS                MFS                                                  Oppenheimer
                                          Research           Mid Cap          Oppenheimer           Main               Quest
                                       International          Growth             Global             Street          Opportunity
                                           Fund               Fund               Fund               Fund            Value Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                          1                 13                  5                 23                  2
     Redeemed                                        0                  0                  0                (11)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------
Outstanding at December 31, 2003                     1                 13                  5                 12                  2
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                              PIMCO              PIMCO              Putnam             Putnam
                                           PIMCO            Small Cap            Total             Fund for        International
                                        Renaissance           Value              Return            Growth &            Equity
                                           Fund               Fund               Fund               Income             Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                         42                 60                159                  2                  7
     Redeemed                                       (6)               (21)                (4)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------
Outstanding at December 31, 2003                    36                 39                155                  2                  7
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                             Seligman                                                Van Kampen
                                           Putnam           Small-Cap                             Templeton          Aggressive
                                          Voyager             Value             Foreign             Growth             Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                          0                 19                 69                 16                 16
     Redeemed                                        0                  0                 (3)                (6)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------
Outstanding at December 31, 2003                     0                 19                 66                 10                 16
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                            Van Kampen
                                         Van Kampen          Equity &
                                          Comstock            Income
                                           Fund               Fund
                                     ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0
Activity during 2003:
     Issued                                         11                 31
     Redeemed                                        0                 (2)
                                     ------------------ ------------------
Outstanding at December 31, 2003                    11                 29
                                     ================== ==================

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for stock-based compensation to conform to SFAS 123, Accounting for Stock-Based Compensation, as amended by SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure, and retroactively, restated the 2003, 2002 and 2001 financial statements.

Deloitte & Touche, LLP
New York, New York

March 1, 2004 (May 4, 2004 as to Note 2)

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                                  2003 (1)         2002 (1)
                                                                                ------------     ------------
ASSETS

INVESTMENTS:
    Fixed maturity securities, at estimated fair value
        (amortized cost: 2003 - $177,770 ; 2002 - $161,708)                     $    182,182     $    165,467
    Equity securities, at estimated fair value
        (cost: 2003 - $0; 2002 - $5,896)                                                   -            5,625
    Policy loans on insurance contracts                                               80,992           86,603
                                                                                ------------     ------------

        Total Investments                                                            263,174          257,695

CASH AND CASH EQUIVALENTS                                                             12,338           23,092
ACCRUED INVESTMENT INCOME                                                              4,332            4,845
DEFERRED POLICY ACQUISITION COSTS                                                     25,035           27,522
FEDERAL INCOME TAXES - CURRENT                                                             -            1,628
OTHER ASSETS                                                                           3,648            4,143
SEPARATE ACCOUNTS ASSETS                                                             943,233          810,384
                                                                                ------------     ------------

TOTAL ASSETS                                                                    $  1,251,760     $  1,129,309
                                                                                ============     ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                                  2003 (1)         2002 (1)
                                                                                ------------     ------------
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
        Policyholders' account balances                                         $    216,197     $    232,908
        Claims and claims settlement expenses                                          4,071            3,289
                                                                                ------------     ------------
                     Total policyholder liabilities and accruals                     220,268          236,197

    OTHER POLICYHOLDER FUNDS                                                           2,114              787
    FEDERAL INCOME TAXES - DEFERRED                                                    4,698            6,890
    FEDERAL INCOME TAXES - CURRENT                                                       965                -
    AFFILIATED PAYABLES - NET                                                          2,837            2,470
    OTHER LIABILITIES                                                                     28              498
    SEPARATE ACCOUNTS LIABILITIES                                                    943,233          810,384
                                                                                ------------     ------------

                     Total Liabilities                                             1,174,143        1,057,226
                                                                                ------------     ------------

STOCKHOLDER'S EQUITY:
    Common stock, $10 par value - 220,000 shares
        authorized, issued and outstanding                                             2,200            2,200
    Additional paid-in capital                                                        52,310           52,310
    Retained earnings                                                                 21,756           17,384
    Accumulated other comprehensive income                                             1,351              189
                                                                                ------------     ------------
                     Total Stockholder's Equity                                       77,617           72,083
                                                                                ------------     ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                      $  1,251,760     $  1,129,309
                                                                                ============     ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                               2003 (1)          2002 (1)          2001 (1)
                                                                             ------------      ------------      ------------
REVENUES:

    Policy charge revenue                                                    $     16,388      $     17,963      $     18,723
    Net investment income                                                          12,775            14,583            15,870
    Net realized investment gains (losses)                                            633            (3,158)           (2,477)
                                                                             ------------      ------------      ------------

                  Total Revenues                                                   29,796            29,388            32,116
                                                                             ------------      ------------      ------------

BENEFITS AND EXPENSES:
    Interest credited to policyholders' account balances                            9,756            10,610            10,925
    Policy benefits (net of reinsurance recoveries: 2003 - $705;
       2002 - $959; 2001 - $648)                                                    4,027             4,486             3,050
    Reinsurance premium ceded                                                       1,577             1,748             1,947
    Amortization of deferred policy acquisition costs                               4,810             5,467             3,500
    Insurance expenses and taxes                                                    3,562             3,402             4,921
                                                                             ------------      ------------      ------------

                  Total Benefits and Expenses                                      23,732            25,713            24,343
                                                                             ------------      ------------      ------------

                  Net Earnings Before Federal Income Tax Provision                  6,064             3,675             7,773
                                                                             ------------      ------------      ------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
    Current                                                                         4,510            (2,856)            1,209
    Deferred                                                                       (2,818)            3,423             2,302
                                                                             ------------      ------------      ------------

                  Total Federal Income Tax Provision                                1,692               567             3,511
                                                                             ------------      ------------      ------------

NET EARNINGS                                                                 $      4,372      $      3,108      $      4,262
                                                                             ============      ============      ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                      2003 (1)        2002 (1)        2001(1)
                                                                                     ----------      ----------      ----------
NET EARNINGS                                                                         $    4,372      $    3,108      $    4,262
                                                                                     ----------      ----------      ----------
OTHER COMPREHENSIVE INCOME:

    Net unrealized gains on available-for-sale securities:
       Net unrealized holding gains (losses) arising during the period                    1,245            (237)            936
       Reclassification adjustment for (gains) losses included in net earnings             (321)          3,160           2,238
                                                                                     ----------      ----------      ----------

       Net unrealized gains on investment securities                                        924           2,923           3,174

       Adjustments for:
              Policyholder liabilities                                                      864            (880)           (228)
              Deferred federal income taxes                                                (626)           (715)         (1,031)
                                                                                     ----------      ----------      ----------

    Total other comprehensive income, net of tax                                          1,162           1,328           1,915
                                                                                     ----------      ----------      ----------

COMPREHENSIVE INCOME                                                                 $    5,534      $    4,436      $    6,177
                                                                                     ==========      ==========      ==========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                              Accumulated
                                                     Additional                  other            Total
                                            Common    paid-in     Retained    comprehensive   stockholder's
                                             stock    capital    earnings(1)  income (loss)     equity (1)
                                            -------  ----------  -----------  -------------   -------------
BALANCE, JANUARY 1, 2001                    $ 2,200  $   52,310  $   10,014   $      (3,054)  $      61,470

    Net earnings                                                      4,262                           4,262
    Other comprehensive income, net of tax                                            1,915           1,915
                                            -------  ----------  ----------   -------------   -------------

BALANCE, DECEMBER 31, 2001                    2,200      52,310      14,276          (1,139)         67,647

    Net earnings                                                      3,108                           3,108
    Other comprehensive income, net of tax                                            1,328           1,328
                                            -------  ----------  ----------   -------------   -------------

BALANCE, DECEMBER 31, 2002                    2,200      52,310      17,384             189          72,083

    Net earnings                                                      4,372                           4,372
    Other comprehensive income, net of tax                                            1,162           1,162
                                            -------  ----------  ----------   -------------   -------------

BALANCE, DECEMBER 31, 2003                  $ 2,200  $   52,310  $   21,756   $       1,351   $      77,617
                                            =======  ==========  ==========   =============   =============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                      2003 (1)        2002 (1)        2001(1)
                                                                                     ----------      ----------      ----------
Cash Flows From Operating Activities:
   Net earnings                                                                      $    4,372      $    3,108      $    4,262
   Noncash items included in earnings:
      Amortization of deferred policy acquisition costs                                   4,810           5,467           3,500
      Capitalization of policy acquisition costs                                         (2,323)         (2,074)         (4,220)
      Amortization of investments                                                           689             837             307
      Interest credited to policyholders' account balances                                9,756          10,610          10,925
      Provision (benefit) for deferred Federal income tax                                (2,818)          3,423           2,302
   (Increase) decrease in operating assets:
      Accrued investment income                                                             513            (197)            (27)
      Federal income taxes - current                                                      1,628          (1,628)            129
      Other                                                                                 495               6           1,928
   Increase (decrease) in operating liabilities:
      Claims and claims settlement expenses                                                 782            (820)           (829)
      Other policyholder funds                                                            1,327            (338)            139
      Federal income taxes - current                                                        965            (194)            194
      Affiliated payables - net                                                             367           1,710            (366)
      Other                                                                                (470)           (483)         (1,198)
   Other operating activities:
      Net realized investment (gains) losses (excluding gains on cash and
        cash equivalents)                                                                  (633)          3,158           2,478
                                                                                     ----------      ----------      ----------

        Net cash and cash equivalents provided by operating activities                   19,460          22,585          19,524
                                                                                     ----------      ----------      ----------

Cash Flow From Investing Activities:
   Proceeds from (payments for):
      Sales of available-for-sale securities                                             38,922          32,338          24,345
      Maturities of available-for-sale securities                                        60,331          24,996          31,446
      Purchases of available-for-sale securities                                       (109,475)        (74,117)        (52,428)
      Policy loans on insurance contracts                                                 5,611           6,364          (2,600)
                                                                                     ----------      ----------      ----------
        Net cash and cash equivalents provided by (used in) investing activities         (4,611)        (10,419)            763
                                                                                     ----------      ----------      ----------

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                      2003 (1)        2002 (1)        2001 (1)
                                                                                     ----------      ----------      ----------
Cash Flows From Financing Activities:
   Proceeds from (payments for):
      Policyholder deposits (excludes internal policy replacement deposits)              57,372          62,927         107,009
      Policyholder withdrawals (including transfers to/from separate accounts)          (82,975)        (72,525)       (126,286)
                                                                                     ----------      ----------      ----------

       Net cash and cash equivalents used in financing activities                       (25,603)         (9,598)        (19,277)
                                                                                     ----------      ----------      ----------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                    (10,754)          2,568           1,010

CASH AND CASH EQUIVALENTS:
    Beginning of year                                                                    23,092          20,524          19,514
                                                                                     ----------      ----------      ----------

    End of year                                                                      $   12,338      $   23,092      $   20,524
                                                                                     ==========      ==========      ==========

Supplementary Disclosure of Cash Flow Information:
    Cash paid to (received from) affiliates for:
       Federal income taxes                                                          $    1,917      $   (1,034)     $      886
       Interest                                                                              18              11              64

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

      The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

      BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

      For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

      Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

      REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

      Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income, net of tax. If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

      For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

      Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

      Policy loans on insurance contracts are stated at unpaid principal balances.

      DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

      Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

      During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                                           2003            2002            2001
                                        ----------      ----------      ----------
Beginning balance                       $    9,703      $   11,341      $   12,765
Capitalized amounts                              -               -              17
Interest accrued                               728             851             957
Amortization                                (1,601)         (2,489)         (2,398)
                                        ----------      ----------      ----------
Ending balance                          $    8,830      $    9,703      $   11,341
                                        ==========      ==========      ==========

      The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2004             $600
2005             $646
2006             $738
2007             $726
2008             $718

      SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

      Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to the contract owner and are not reported as revenue in the Company's Statements of Earnings.

      POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

Interest-sensitive life products                                    4.00%
Interest-sensitive deferred annuities                               3.00% - 7.40%
Immediate annuities                                                 3.00% - 8.80%

      These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

      CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

      INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

      The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

      The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

      ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

      On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1 will approximately result in a $3.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

      In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

NOTE 2. OTHER EVENTS

      Effective for the first quarter of 2004, Merrill Lynch & Co. adopted the fair value method of accounting for stock-based compensation under SFAS 123, Accounting for Stock-Based Compensation, using the retroactive restatement method described in SFAS 148, Accounting for Stock-Based Compensation - Transition and Disclosure. Under the fair value recognition provisions of SFAS 123, stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. The adoption of the fair value method of accounting by Merrill Lynch & Co. resulted in additional allocated compensation expense to the Company. The December 31, 2003 and December 31, 2002 Balance Sheets have been restated for the allocation of these expenses. Accordingly, the December 31, 2003 Balance Sheet reflects a $127 decrease in current federal income taxes payable, a $377 increase in net affiliated payables, and a $250 decrease in retained earnings. The December 31, 2002 Balance Sheet reflects a $124 increase in current federal income taxes receivable, a $367 increase in net affiliated payables, and a $243 decrease in retained earnings.

      For the years ended December 31, 2003, 2002, and 2001, $10 ($7 after-tax), $66 ($43 after-tax), and $101 ($67 after-tax), respectively, of additional compensation expense was recorded. This expense is reported as a component of insurance expenses and taxes in the Statements of Earnings.

      In addition, Note 5, Note 7, and Note 10 to the Financial Statements have been restated accordingly.

NOTE 3. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                    2003             2002
                                                                                ------------     ------------
Assets:
    Fixed maturity securities (1)                                               $    182,182     $    165,467
    Equity securities (1)                                                                  -            5,625
    Policy loans on insurance contracts (2)                                           80,992           86,603
    Cash and cash equivalents (3)                                                     12,338           23,092
    Separate Accounts assets (4)                                                     943,233          810,384
                                                                                ------------     ------------
Total financial instruments                                                     $  1,218,745     $  1,091,171
                                                                                ============     ============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $21,702 and $20,353, had an estimated fair value of $22,580 and $18,844, respectively.

(2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(3) The estimated fair value of cash and cash equivalents approximates the carrying value.

(4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 4. INVESTMENTS

      The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities as of December 31 were:

                                                                        2003
                                               -------------------------------------------------------
                                                                Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized       Fair
                                                  Cost          Gains          Losses         Value
                                               ----------     ----------     ----------     ----------
Fixed maturity securities:
        Corporate debt securities              $  158,415     $    4,420     $    1,082     $  161,753
        U.S. Government and agencies               15,049            748              -         15,797
        Foreign governments                         3,005            248              2          3,251
        Mortgage-backed securities                  1,301             90             10          1,381
                                               ----------     ----------     ----------     ----------

           Total fixed maturity securities     $  177,770     $    5,506     $    1,094     $  182,182
                                               ==========     ==========     ==========     ==========

                                                                        2002
                                               -------------------------------------------------------
                                                 Cost /         Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized        Fair
                                                  Cost          Gains          Losses          Value
                                               ----------     ----------     ----------     ----------
Fixed maturity securities:
        Corporate debt securities              $  137,726     $    4,582     $    2,542     $  139,766
        U.S. Government and agencies               20,054          1,329              -         21,383
        Foreign governments                         2,008            205              -          2,213
        Mortgage-backed securities                  1,920            185              -          2,105
                                               ----------     ----------     ----------     ----------

           Total fixed maturity securities     $  161,708     $    6,301     $    2,542     $  165,467
                                               ==========     ==========     ==========     ==========

Equity securities:
        Non-redeemable preferred stocks        $    5,896     $       35     $      306     $    5,625
                                               ==========     ==========     ==========     ==========

      Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31, 2003 were:

                                                 Less than 12 Months           More than 12 Months                  Total
                                              -------------------------     -------------------------     -------------------------
                                              Estimated      Unrealized     Estimated      Unrealized     Estimated      Unrealized
                                              Fair Value       Losses       Fair Value       Losses       Fair Value       Losses
                                              ----------     ----------     ----------     ----------     ----------     ----------
Fixed Maturity Securities:
     Corporate debt securities                $   37,273     $      856     $    1,227     $      226     $   38,500     $    1,082
     Foreign governments                             997              2              -              -            997              2
     Mortgage-backed securities                      604             10              -              -            604             10
                                              ----------     ----------     ----------     ----------     ----------     ----------

Total temporarily impaired securities         $   38,874     $      868     $    1,227     $      226     $   40,101     $    1,094
                                              ==========     ==========     ==========     ==========     ==========     ==========

      Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

      Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $786, $3,503, and $405 for the years ended December 31, 2003, 2002, and 2001 respectively.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                                                                  Estimated
                                                                                 Amortized          Fair
                                                                                    Cost            Value
                                                                                ------------     ------------
Fixed maturity securities:
        Due in one year or less                                                 $     20,935     $     21,123
        Due after one year through five years                                        138,415          141,602
        Due after five years through ten years                                         8,437            8,809
        Due after ten years                                                            8,682            9,267
                                                                                ------------     ------------
                                                                                     176,469          180,801

        Mortgage-backed securities                                                     1,301            1,381
                                                                                ------------     ------------

           Total fixed maturity securities                                      $    177,770     $    182,182
                                                                                ============     ============

      Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                                                                  Estimated
                                                                                  Amortized         Fair
                                                                                    Cost            Value
                                                                                ------------     ------------
AAA                                                                             $     52,686     $     54,211
AA                                                                                    29,903           30,067
A                                                                                     75,576           78,176
BBB                                                                                   18,211           18,395
Non-investment grade                                                                   1,394            1,333
                                                                                ------------     ------------

       Total fixed maturity securities                                          $    177,770     $    182,182
                                                                                ============     ============

      The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income as of December 31 were as follows:

                                                                                    2003             2002
                                                                                ------------     ------------
Assets:
    Fixed maturity securities                                                   $      4,412     $      3,759
    Equity securities                                                                      -             (271)
                                                                                ------------     ------------
                                                                                       4,412            3,488
                                                                                ------------     ------------
Liabilities:
    Policyholders' account balances                                                    2,334            3,198
    Federal income taxes - deferred                                                      727              101
                                                                                ------------     ------------
                                                                                       3,061            3,299
                                                                                ------------     ------------
Stockholder's equity:
    Accumulated other comprehensive income                                      $      1,351     $        189
                                                                                ============     ============

      Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                           2003           2002           2001
                                        ----------     ----------     ----------
Proceeds                                $   38,922     $   32,338     $   24,345
Gross realized investment gains              2,485          1,259            223
Gross realized investment losses             1,852          4,417          2,701

      The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds for gross realized investment losses from the sale of available-for-sale securities were $7,903, $12,335 and $8,739 for the years ended December 31, 2003, 2002, and 2001, respectively.

      The Company had investment securities with a carrying value of $959 that were deposited with insurance regulatory authorities at both December 31, 2003 and 2002.

      Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

      Net investment income arose from the following sources for the years ended December 31:

                                                          2003            2002            2001
                                                       ----------      ----------      ----------
Fixed maturity securities                              $    8,589      $    9,131      $    9,929
Equity securities                                             206             855           1,104
Policy loans on insurance contracts                         4,004           4,400           4,440
Cash and cash equivalents                                     221             410             760
Other                                                          52              72               1
                                                       ----------      ----------      ----------

Gross investment income                                    13,072          14,868          16,234
Less investment expenses                                     (297)           (285)           (364)
                                                       ----------      ----------      ----------

Net investment income                                  $   12,775      $   14,583      $   15,870
                                                       ==========      ==========      ==========

      Net realized investment gains (losses), for the years ended December 31 were as follows:

                                                          2003           2002            2001
                                                       ----------     ----------      ----------
Fixed maturity securities                              $      460     $   (3,642)     $   (2,458)
Equity securities                                             173            484             (20)
Cash and cash equivalents                                       -              -               1
                                                       ----------     ----------      ----------

Net realized investment gains (losses)                 $      633     $   (3,158)     $   (2,477)
                                                       ==========     ==========      ==========

NOTE 5. FEDERAL INCOME TAXES

      The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                              2003            2002            2001
                                                                           ----------      ----------      ----------
Provision for income taxes computed at Federal statutory rate              $    2,123      $    1,286      $    2,722
Increase (decrease) in income taxes resulting from:
        Dividend received deduction                                              (243)           (707)            (78)
           Foreign tax credit                                                    (188)            (12)             17
           Interest adjustments                                                     -               -             832
        Non-deductible fees                                                         -               -              18
                                                                           ----------      ----------      ----------

Federal income tax provision                                               $    1,692      $      567      $    3,511
                                                                           ==========      ==========      ==========

      The Federal statutory rate for each of the three years ended December 31 was 35%.

      The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                         2003            2002            2001
                                                                      ----------      ----------      ----------
Policyholders' account balances                                       $   (2,308)     $    4,335      $    1,859
Deferred policy acquisition costs                                           (508)           (852)            440
Investment adjustments                                                        (2)            (60)              3
                                                                      ----------      ----------      ----------

Deferred Federal income tax provision (benefit)                       $   (2,818)     $    3,423      $    2,302
                                                                      ==========      ==========      ==========

      Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                    2003             2002
                                                                                ------------     ------------
Deferred tax assets:
    Investment adjustments                                                      $      1,446     $      1,444
    Policyholders' account balances                                                      924                -
                                                                                ------------     ------------
           Total deferred tax assets                                                   2,370            1,444
                                                                                ------------     ------------

Deferred tax liabilities:
    Deferred policy acquisition costs                                                  6,341            6,849
    Net unrealized investment gain on investment securities                              727              101
    Policyholders' account balances                                                        -            1,384
                                                                                ------------     ------------
           Total deferred tax liabilities                                              7,068            8,334
                                                                                ------------     ------------

           Net deferred tax liability                                           $      4,698     $      6,890
                                                                                ============     ============

      The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 6. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

      Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $124 that can be drawn upon for delinquent reinsurance recoverables.

      As of December 31, 2003, the Company had the following life insurance inforce:

                                                                                       Percentage
                                           Ceded to       Assumed                      of amount
                             Gross          other        from other        Net         assumed to
                             amount       companies      companies        amount          net
                           ----------     ----------     ----------     ----------     ----------
Life insurance
    inforce                $  692,752     $  101,108     $    1,976     $  593,620        0.3%

      The Company was a party to a reinsurance agreement with an unaffiliated insurer, whereby the Company assumed mortality risk, within certain limits, on a block of yearly renewable term life insurance contracts. During 2002, the unaffiliated insurer recaptured this block of business from the Company.

      In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 2% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 7. RELATED PARTY TRANSACTIONS

      The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $3,441, $3,478 and $5,064 for 2003, 2002 and 2001 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $18, $11 and $64 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

      The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $171, $150 and $145 for 2003, 2002 and 2001, respectively.

      During 2002, MLIG entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (`the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $101 and $22 during 2003 and 2002, respectively.

      The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,267, $1,902 and $3,910 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1 to the Financial Statements.

      While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 8. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

      Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. The Company filed no dividend requests during 2003, 2002 or 2001.

      Statutory capital and surplus at December 31, 2003 and 2002, was $28,371, and $21,411, respectively. At December 31, 2003 and 2002, approximately $2,617 and $1,921, respectively, of stockholder's equity was available for distribution to MLIG.

      Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $6,567, ($13,824) and $348, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

      The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

      The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003, and 2002, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 9. COMMITMENTS AND CONTINGENCIES

      State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

      In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 10. SEGMENT INFORMATION

      In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

      The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
                2003                           Insurance      Annuities        Other          Total
                                               ----------     ----------     ----------     ----------
Net interest spread (a)                        $      485     $    1,697     $      837     $    3,019
Other revenues                                      7,605          9,416              -         17,021
                                               ----------     ----------     ----------     ----------

Net revenues                                        8,090         11,113            837         20,040
                                               ----------     ----------     ----------     ----------

Policy benefits                                     2,114          1,913              -          4,027
Reinsurance premium ceded                           1,562             15              -          1,577
Amortization of deferred policy
   acquisition costs                                1,632          3,178              -          4,810
Other non-interest expenses                         1,219          2,343              -          3,562
                                               ----------     ----------     ----------     ----------

Total non-interest expenses                         6,527          7,449              -         13,976
                                               ----------     ----------     ----------     ----------

Net earnings before Federal income
    tax provision                                   1,563          3,664            837          6,064
Federal income tax provision                          306          1,093            293          1,692
                                               ----------     ----------     ----------     ----------

Net earnings                                   $    1,257     $    2,571     $      544     $    4,372
                                               ==========     ==========     ==========     ==========

Balance Sheet Information:

Total assets                                   $  397,569     $  831,328     $   22,863     $1,251,760
Deferred policy acquisition costs                  10,179         14,856              -         25,035
Policyholder liabilities and accruals              93,172        127,096              -        220,268
Other policyholder funds                              677          1,437              -          2,114

                                                 Life
                2002                           Insurance      Annuities        Other          Total
                                               ----------     ----------     ----------     ----------
Net interest spread (a)                        $      662     $    2,503     $      808     $    3,973
Other revenues                                      8,440          6,478           (113)        14,805
                                               ----------     ----------     ----------     ----------

Net revenues                                        9,102          8,981            695         18,778
                                               ----------     ----------     ----------     ----------

Policy benefits                                     2,216          2,270              -          4,486
Reinsurance premium ceded                           1,748              -              -          1,748
Amortization of deferred policy
   acquisition costs                                2,163          3,304              -          5,467
Other non-interest expenses                         1,245          2,157              -          3,402
                                               ----------     ----------     ----------     ----------

Total non-interest expenses                         7,372          7,731              -         15,103
                                               ----------     ----------     ----------     ----------

Net earnings before Federal income
    tax provision                                   1,730          1,250            695          3,675
Federal income tax provision (benefit)                367            (43)           243            567
                                               ----------     ----------     ----------     ----------

Net earnings                                   $    1,363     $    1,293     $      452     $    3,108
                                               ==========     ==========     ==========     ==========

Balance Sheet Information:

Total assets                                   $  390,290     $  725,557     $   13,462     $1,129,309
Deferred policy acquisition costs                  11,760         15,762              -         27,522
Policyholder liabilities and accruals              99,271        136,926              -        236,197
Other policyholder funds                              588            199              -            787

                                                 Life
                2001                           Insurance      Annuities        Other          Total
                                               ----------     ----------     ----------     ----------
Net interest spread (a)                        $    1,311     $    2,638     $      996     $    4,945
Other revenues                                      9,028          7,210              8         16,246
                                               ----------     ----------     ----------     ----------

Net revenues                                       10,339          9,848          1,004         21,191
                                               ----------     ----------     ----------     ----------

Policy benefits                                     1,322          1,728              -          3,050
Reinsurance premium ceded                           1,947              -              -          1,947
Amortization of deferred policy
   acquisition costs                                2,018          1,482              -          3,500
Other non-interest expenses                         2,094          2,827              -          4,921
                                               ----------     ----------     ----------     ----------

Total non-interest expenses                         7,381          6,037              -         13,418
                                               ----------     ----------     ----------     ----------

Net earnings before Federal income
    tax provision                                   2,958          3,811          1,004          7,773
Federal income tax provision                        1,121          2,039            351          3,511
                                               ----------     ----------     ----------     ----------

Net earnings                                   $    1,837     $    1,772     $      653     $    4,262
                                               ==========     ==========     ==========     ==========

Balance Sheet Information:

Total assets                                   $  452,156     $  828,087     $   21,397     $1,301,640
Deferred policy acquisition costs                  13,847         17,068              -         30,915
Policyholder liabilities and accruals             107,660        127,465              -        235,125
Other policyholder funds                              686            439              -          1,125

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                                                   2003           2002            2001
                                                                ----------     ----------      ----------
Life Insurance
               Variable life                                    $    8,041     $    8,919      $    9,989
               Interest-sensitive whole life                            49            183             350
                                                                ----------     ----------      ----------

               Total Life Insurance                                  8,090          9,102          10,339
                                                                ----------     ----------      ----------

Annuities
               Variable annuities                                    9,587          9,782           9,853
               Interest-sensitive annuities                          1,526           (801)             (5)
                                                                ----------     ----------      ----------

               Total Annuities                                      11,113          8,981           9,848
                                                                ----------     ----------      ----------

Other                                                                  837            695           1,004
                                                                ----------     ----------      ----------

Total                                                           $   20,040     $   18,778      $   21,191
                                                                ==========     ==========      ==========

                                   * * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)            Financial Statements of ML of New York Variable Annuity
                      Separate Account D as of December 31, 2003 and the Notes
                      relating thereto appear in the Statement of Additional
                      Information.
      (2)            Financial Statements of ML Life Insurance Company of New
                      York for the three years ended December 31, 2003 and the
                      Notes relating thereto appear in the Statement of
                      Additional Information.
(b)  Exhibits
      (1)            Resolution of the Board of Directors of ML Life Insurance
                      Company of New York establishing the ML of New York
                      Variable Annuity Separate Account D. (Incorporated by
                      reference to Registrant's Registration Statement on Form
                      N-4, Registration No. 333-98283 Filed August 16, 2002.)
      (2)            Not Applicable.
      (3)            Underwriting Agreement Between ML Life Insurance Company of
                      New York and Merrill Lynch, Pierce, Fenner & Smith
                      Incorporated. (Incorporated by reference to Registrant's
                      Pre-Effective Amendment No. 1 to the Registration Statement
                      on Form N-4, Registration No. 333-98283 Filed June 3,
                      2003.)
      (4) (a)        Form of Contract for the Flexible Premium Individual
                      Variable Annuity. (Incorporated by reference to
                      Registrant's Registration Statement on Form N-4,
                      Registration No. 333-98283 Filed August 16, 2002.)
          (b)        Form of Individual Retirement Annuity Endorsement.
                      (Incorporated by reference to Registrant's Registration
                      Statement on Form N-4, Registration No. 333-98283 Filed
                      August 16, 2002.)
          (c)        Form of Endorsement for Withdrawals Not Subject To A
                      Contingent Deferred Sales Charge. (Incorporated by
                      reference to Registrant's Registration Statement on Form
                      N-4, Registration No. 333-98283 Filed August 16, 2002.)
          (d)        Guaranteed Minimum Income Benefit Rider. (Incorporated by
                      reference to Registrant's Registration Statement on Form
                      N-4, Registration No. 333-98283 Filed August 16, 2002.)
      (5)            Form of Application for the Flexible Premium Individual
                      Variable Annuity. (Incorporated by reference to
                      Registrant's Registration Statement on Form N-4,
                      Registration No. 333-98283 Filed August 16, 2002.)
      (6) (a)  (i)   Certificate of Amendment and Restatement of Charter of Royal
                      Tandem Life Insurance Company. (Incorporated by Reference
                      to ML of New York Variable Annuity Separate Account A's
                      Post-Effective Amendment No. 10 to Form N-4, Registration
                      No. 33-43654 Filed December 9, 1996.)
          (a)  (ii)  Certificate of Amendment of the Charter of ML Life Insurance
                      Company of New York. (Incorporated by Reference to ML of
                      New York Variable Annuity Separate Account A's
                      Post-Effective Amendment No. 10 to Form N-4, Registration
                      No. 33-43654 Filed December 9, 1996.)
          (b)        By-Laws of ML Life Insurance Company of New York.
                      (Incorporated by Reference to ML of New York Variable
                      Annuity Separate Account A's Post-Effective Amendment No.
                      10 to Form N-4, Registration No. 33-43654 Filed December 9,
                      1996.)
      (7)            Not Applicable.

      (8) (a)        Amended General Agency Agreement. (Incorporated by Reference
                      to ML of New York Variable Annuity Separate Account A's
                      Post-Effective Amendment No. 5 to Form N-4, Registration
                      No. 33-43654 Filed April 28, 1994.)
          (b)        Indemnity Agreement Between ML of New York and Merrill Lynch
                      Life Agency Inc. (Incorporated by Reference to ML of New
                      York Variable Annuity Separate Account A's Post-Effective
                      Amendment No. 10 to Form N-4, Registration No. 33-43654
                      Filed December 9, 1996.)
          (c)        Management Agreement Between ML of New York and Merrill
                      Lynch Asset Management, Inc. (Incorporated by Reference to
                      ML of New York Variable Annuity Separate Account A's
                      Post-Effective Amendment No. 10 to Form N-4, Registration
                      No. 33-43654 Filed December 9, 1996.)
          (d)        Service Agreement Between Tandem Financial Group, Inc. and
                      Royal Tandem Life Insurance Company. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 10 to Form N-4,
                      Registration No. 33-43654 Filed December 9, 1996.)
          (e)        Form of Participation Agreement between FAM Distributors,
                      Inc. and ML Life Insurance Company of New York.
                      (Incorporated by reference to Registrant's Pre-Effective
                      Amendment No. 1 to the Registration Statement on Form N-4,
                      Registration No. 333-98283 Filed June 3, 2003.)
          (f)        Form of Participation Agreement between AIM Equity Funds, A
                      I M Distributors, Inc. and ML Life Insurance Company of New
                      York. (Incorporated by reference to Registrant's
                      Pre-Effective Amendment No. 1 to the Registration Statement
                      on Form N-4, Registration No. 333-98283 Filed June 3,
                      2003.)
          (g)        Form of Participation Agreement between AIM Funds Group, A I
                      M Distributors, Inc. and ML Life Insurance Company of New
                      York. (Incorporated by reference to Registrant's
                      Pre-Effective Amendment No. 1 to the Registration Statement
                      on Form N-4, Registration No. 333-98283 Filed June 3,
                      2003.)
          (h)        Form of Participation Agreement between Alliance Fund
                      Distributors, Inc., Alliance Global Investor Services,
                      Inc., and ML Life Insurance Company of New York.
                      (Incorporated by reference to Registrant's Pre-Effective
                      Amendment No. 1 to the Registration Statement on Form N-4,
                      Registration No. 333-98283 Filed June 3, 2003.)
          (i)        Form of Participation Agreement between American Century
                      Investment Services, Inc. and ML Life Insurance Company of
                      New York. (Incorporated by reference to Registrant's
                      Pre-Effective Amendment No. 1 to the Registration Statement
                      on Form N-4, Registration No. 333-98283 Filed June 3,
                      2003.)
          (j)        Form of Participation Agreement between American Funds
                      Service Company, American Funds Distributors, Inc. and ML
                      Life Insurance Company of New York. (Incorporated by
                      reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                      333-98283 Filed June 3, 2003.)
          (k)        Form of Participation Agreement between Davis NY Venture
                      Fund, Inc., Davis Distributors, LLC, and ML Life Insurance
                      Company of New York. (Incorporated by reference to
                      Registrant's Pre-Effective Amendment No. 1 to the
                      Registration Statement on Form N-4, Registration No.
                      333-98283 Filed June 3, 2003.)
          (l)        Form of Participation Agreement between Delaware Group
                      Equity Funds III, Delaware Distributors L.P., and ML Life
                      Insurance Company of New York. (Incorporated by reference
                      to Registrant's Pre-Effective Amendment No. 1 to the
                      Registration Statement on Form N-4, Registration No.
                      333-98283 Filed June 3, 2003.)

          (m)        Form of Participation Agreement between Fidelity
                      Distributors Corporation and ML Life Insurance Company of
                      New York. (Incorporated by reference to Registrant's
                      Pre-Effective Amendment No. 1 to the Registration Statement
                      on Form N-4, Registration No. 333-98283 Filed June 3,
                      2003.)
          (n)        Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributors LLC, and ML Life
                      Insurance Company of New York. (Incorporated by reference
                      to Registrant's Pre-Effective Amendment No. 1 to the
                      Registration Statement on Form N-4, Registration No.
                      333-98283 Filed June 3, 2003.)
          (o)        Form of Participation Agreement between MFS Fund
                      Distributors and ML Life Insurance Company of New York.
                      (Incorporated by reference to Registrant's Pre-Effective
                      Amendment No. 1 to the Registration Statement on Form N-4,
                      Registration No. 333-98283 Filed June 3, 2003.)
          (p)        Form of Participation Agreement between OppenheimerFunds
                      Distributor, Inc. and ML Life Insurance Company of New
                      York. (Incorporated by reference to Registrant's
                      Pre-Effective Amendment No. 1 to the Registration Statement
                      on Form N-4, Registration No. 333-98283 Filed June 3,
                      2003.)
          (q)        Form of Participation Agreement between Allianz Dresdner
                      Asset Management of America L.P., PIMCO Funds Distributors
                      LLC, and ML Life Insurance Company of New York.
                      (Incorporated by reference to Registrant's Pre-Effective
                      Amendment No. 1 to the Registration Statement on Form N-4,
                      Registration No. 333-98283 Filed June 3, 2003.)
          (r)        Form of Participation Agreement between The Putnam Funds,
                      Putnam Retail Management Limited Partnership, and ML Life
                      Insurance Company of New York. (Incorporated by reference
                      to Registrant's Pre-Effective Amendment No. 1 to the
                      Registration Statement on Form N-4, Registration No.
                      333-98283 Filed June 3, 2003.)
          (s)        Form of Participation Agreement between Seligman Advisors,
                      Inc., Seligman Value Fund Series, Inc., and ML Life
                      Insurance Company of New York. (Incorporated by reference
                      to Registrant's Pre-Effective Amendment No. 1 to the
                      Registration Statement on Form N-4, Registration No.
                      333-98283 Filed June 3, 2003.)
          (t)        Form of Participation Agreement between Franklin Templeton
                      Distributors, Inc. and ML Life Insurance Company of New
                      York. (Incorporated by reference to Registrant's
                      Pre-Effective Amendment No. 1 to the Registration Statement
                      on Form N-4, Registration No. 333-98283 Filed June 3,
                      2003.)
          (u)        Form of Participation Agreement between Van Kampen Comstock
                      Fund, Van Kampen Equity and Income Fund, Van Kampen Equity
                      Trust, Van Kampen Funds Inc., and ML Life Insurance Company
                      of New York. (Incorporated by reference to Registrant's
                      Pre-Effective Amendment No. 1 to the Registration Statement
                      on Form N-4, Registration No. 333-98283 Filed June 3,
                      2003.)
      (9)            Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                      to the legality of the securities being registered.
                      (Incorporated by reference to Registrant's Pre-Effective
                      Amendment No. 1 to the Registration Statement on Form N-4,
                      Registration No. 333-98283 Filed June 3, 2003.)
     (10) (a)        Written Consent of Sutherland Asbill & Brennan LLP.
          (b)        Written Consent of Deloitte & Touche LLP, independent
                      auditors.
          (c)        Written Consent of Barry G. Skolnick, Esq.
     (11)            Not Applicable.
     (12)            Not Applicable.
     (13) (a)        Power of Attorney from Frederick J.C. Butler. (Incorporated by Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      Registration No. 33-43654 Filed March 2, 1994.)

          (b)        Power of Attorney from Michael P. Cogswell. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      Registration No. 33-43654 Filed March 2, 1994.)
          (c)        Power of Attorney from Robert L. Israeloff. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      Registration No. 33-43654 Filed March 2, 1994.)
          (d)        Power of Attorney from Cynthia L. Kahn. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      Registration No. 33-43654 Filed March 2, 1994.)
          (e)        Power of Attorney from Robert A. King. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      Registration No. 33-43654 Filed March 2, 1994.)
          (f)        Power of Attorney from Irving M. Pollack. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      Registration No. 33-43654 Filed March 2, 1994.)
          (g)        Power of Attorney from Barry G. Skolnick. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      Registration No. 33-43654 Filed March 2, 1994.)
          (h)        Power of Attorney from Richard M. Drew (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Form N-4, Registration No. 333-34894 Filed
                      April 17, 2000.)
          (i)        Power of Attorney from Matthew J. Rider. (Incorporated by
                      Reference to ML Life Insurance Company of New York's Annual
                      Report on Form 10-K, filed April 2, 2001.)
          (j)        Power of Attorney from Christopher J. Grady. (Incorporated by Reference to ML Life Insurance Company of New York's
                      Annual Report on Form 10-K, filed April 2, 2001.)
          (k)        Power of Attorney from H. McIntyre Gardner. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Form N-4, Registration No. 333-69220 Filed
                      September 10, 2001.)
          (l)        Power of Attorney from Joseph Justice. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Form N-4, Registration No. 333-69220 Filed
                      September 10, 2001.)
          (m)        Power of Attorney from Nikos Kardassis. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Form N-4, Registration No. 333-69220 Filed
                      September 10, 2001.)
          (n)        Power of Attorney from Lori M. Salvo. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Form N-4, Registration No. 333-69220 Filed
                      September 10, 2001.)
          (o)        Power of Attorney from Deborah J. Adler. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      File No. 333-34894 Filed April 22, 2003.)
          (p)        Power of Attorney from Joseph E. Justice. (Incorporated by
                      Reference to ML of New York Variable Annuity Separate
                      Account A's Post-Effective Amendment No. 4 to Form N-4,
                      Registration No. 333-34894 Filed April 22, 2003.)

ITEM 25. DIRECTORS AND OFFICERS OF ML LIFE INSURANCE COMPANY OF NEW YORK

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    Chief Actuary.
                                 Pennington, NJ 08534
Frederick J.C. Butler            Butler, Chapman & Co. LLC     Director.
                                 320 Park Avenue
                                 New York, NY 10022
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
H. McIntyre Gardner              4 World Financial Center      Director and Chairman of the Board.
                                 31(st) Floor, Room 042
                                 New York, NY 10281
Christopher J. Grady             800 Scudders Mill Road -- 3D  Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Robert L. Israeloff              455 Longboat Club Road        Director.
                                 Apt. 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Nikos K. Kardassis               800 Scudders Mill Road -- 3D  Director, President and Chief
                                 Plainsboro, NJ 08536            Executive Officer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             800 Scudders Mill Road -- 3D  Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Lori M. Salvo                    1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Senior Counsel, Director of
                                 Pennington, NJ 08534            Compliance, and Secretary.
Cynthia Kahn Sherman             8231 Bay Colony Drive         Director.
                                 Unit 1503
                                 Naples, FL 34108
Barry G. Skolnick                1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Andrew J. Bucklee                1300 Merrill Lynch Drive,     Senior Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Brian H. Buckley                 1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Alison Denis                     800 Scudders Mill Road -- 3D  Senior Vice President.
                                 Plainsboro, NJ 08536

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Edward W. Diffin, Jr.            1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Amy L. Ferrero                   4804 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.
Frances C. Grabish               1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Roger Helms                      1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Radha Lakshiminarayan            1300 Merrill Lynch Drive,     Vice President and Corporate
                                 2(nd) Floor                     Actuary.
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,     Vice President and Appointed
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Paul Michalowski                 1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Terry L. Rapp                    1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Sarah Scanga                     1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Cheryl Y. Sullivan               1300 Merrill Lynch Drive,     Vice President and Attorney.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Connie F. Yost                   1300 Merrill Lynch Drive,     Vice President and Controller.
                                 2(nd) Floor,
                                 Pennington, NJ 08534


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Fund Asset Management, L.P. (5)....................        Delaware
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       Merrill Lynch Investment Managers, LLC...........        Delaware
       Merrill Lynch Alternative Investments LLC........        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     Merrill Lynch Fiduciary Services, Inc. ............        New York
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
  ML IBK Positions, Inc. ...............................        Delaware
     Merrill Lynch Capital Corporation..................        Delaware
  ML Leasing Equipment Corp. (7)........................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
  Merrill Lynch Canada Holdings Company.................        Nova Scotia
     Merrill Lynch Canada Finance Company...............        Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ..................        Ontario
       Merrill Lynch Canada Inc. .......................        Canada
Merrill Lynch Bank USA..................................        Utah
  Merrill Lynch Bank USA Funding Corporation............        Delaware
  Merrill Lynch Business Financial Services Inc. .......        Delaware
  Merrill Lynch Credit Corporation......................        Delaware
     Merrill Lynch NJ Investment Corporation............        New Jersey
  Merrill Lynch Utah Investment Corporation.............        Utah
  Merrill Lynch Community Development Company, LLC......        New Jersey
  Merrill Lynch Commercial Finance Corp. ...............        Delaware
Merrill Lynch International Incorporated................        Delaware
  Merrill Lynch (Australasia) Pty Limited...............        New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited......        Victoria, Australia
     Merrill Lynch International (Australia) Limited
       (8)..............................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited (9)...............        England
          Merrill Lynch International (10)..............        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V. .........................................        Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch Argentina S.A. ......................        Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M..................................        Argentina
     Banco Merrill Lynch de Investimentos S.A. .........        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch France S.A.S. .......................        France
       Merrill Lynch Capital Markets (France) S.A.S. ...        France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ....        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .............        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.

 (6) Held through several intermediate subsidiaries.

 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Held through an intermediate subsidiary.

(10) Partially owned by another indirect subsidiary of ML & Co.

(11) Held through intermediate subsidiaries.

(12) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

     The number of Contracts in force as of March 19, 2004 was 338.

ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable

Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

   NAME AND PRINCIPAL
    BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------                --------------------------------------
Candace E. Browning        Director and Senior Vice President
Gregory J. Fleming         Director and Executive Vice President
James P. Gorman            Director, Chairman of the Board and Chief Executive Officer
Do Woo Kim                 Director and Executive Vice President
Carlos M. Morales          Director and Senior Vice President
Rosemary T. Berkery        Executive Vice President
Ahmass L. Fakahany         Executive Vice President
Allen G. Braithwaite, III  Treasurer

---------------

Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 14th Floor, New York, New York 10038, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account D, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 18th day of May, 2004.


                                           ML of New York Variable
                                           Annuity
                                           Separate Account D
                                                   (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           ML Life Insurance Company of
                                           New York
                                                     (Depositor)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities indicated on May 18, 2004.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director and Senior Vice President
---------------------------------------------
            Concetta M. Ruggiero

                      *                        Director, Senior Vice President, Senior
---------------------------------------------    Counsel, Director of Compliance, and
                Lori M. Salvo                    Secretary

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST


(10) (a) Written Consent of Sutherland Asbill & Brennan LLP.
     (b) Written Consent of Deloitte & Touche LLP, independent auditors.
     (c) Written Consent of Barry G. Skolnick, Esq.